Income Tax (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Schedule of Income Before Provision for Income Taxes Geographic Locations

Profit before income taxes is attributable to the following geographic locations for the six months ended March 31:

	2026	2025
Cayman Islands	$3,457,664	$9,671,784
PRC	2,429,410	394,705
BVI	38	36
HK	36	35
Total profit before income taxes	$5,887,148	$10,066,560

Schedule of Income Tax Provision	The components of the income tax provision were as follows:
	2026	2025
Current tax provision
Cayman Islands	$-	$-
PRC	672,039	568,688
BVI	-	-
HK	-	-
Total income tax provisions	$672,039	$568,688

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025
Income tax expense computed based on PRC statutory	$(1,471,787)	$(2,516,640)
Deferred tax asset on unutilized tax losses not recognized	799,748	1,947,952
Total	$672,039	$568,688

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	As of March 30, 2026	As of September 30, 2025
Net operating loss	$8,464,051	$13,077,116
Deferred tax asset	$2,116,013	$3,386,706
Valuation allowance	(2,116,013)	(3,386,706)
Total deferred tax assets, net	$-	$-